Reverse Recapitalization (Details) - USD ($)			12 Months Ended
	Dec. 29, 2023	Dec. 28, 2023	Apr. 28, 2024	Apr. 30, 2023
Schedule of Reverse Recapitalization [Line Items]
Preferred stock, shares outstanding (in shares)		11,089,695	0
Warrants outstanding (in shares)		354,436	28,797,500	483,649
Sale of private placement warrants (in shares)		354,436
Shares issued upon conversion (in shares)			5,000
Preferred stock, shares issued (in shares)		11,089,695	0
Common stock, shares issued (in shares)		17,422,009	40,087,785	11,422,476
Common stock, shares outstanding (in shares)	39,918,036	17,422,009	40,087,785	11,422,476
Exercise price of warrant (in dollars per share)			$ 9.58	$ 1.31
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Transaction costs			$ 24,317,000
Transaction costs for registration statements			635,000
Prepaid transaction costs			940,000
Taxes payable			53,000
Payments for transaction costs			$ 23,864,000
Adjustments to APIC, reverse recapitalization				$ 61,000
Oaktree Warrants
Schedule of Reverse Recapitalization [Line Items]
Sale of private placement warrants (in shares)	2,500,000
Exercise price of warrant (in dollars per share)	$ 0.01
Senior notes
Schedule of Reverse Recapitalization [Line Items]
Face amount	$ 90,000,000
Tranche 1 Loan | Senior notes
Schedule of Reverse Recapitalization [Line Items]
Shares issued upon conversion (in shares)	2,500,000
Face amount	$ 50,000,000
Exercise price of warrant (in dollars per share)	$ 0.01
Banyan Acquisition Corporation
Schedule of Reverse Recapitalization [Line Items]
Sale of private placement warrants (in shares)	23,985,000
Series I Investors
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	2,721,400
Banyan Stockholders
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	3,697,203
Legacy Pinstripes Stockholders
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	33,449,433
Options vested and expected to vest (in shares)		2,722,593
Options exercisable (in shares)		5,032,434
Third Party
Schedule of Reverse Recapitalization [Line Items]
Transaction costs		$ 500,000
Legacy Pinstripes Common Stock
Schedule of Reverse Recapitalization [Line Items]
Shares issued (in shares)		11,089,695
Shares issued upon conversion (in shares)		500,000
Series I Convertible Preferred Stock And Convertible Preferred Stock, Settled For Unpaid Dividends | Series I Investors
Schedule of Reverse Recapitalization [Line Items]
Shares issued (in shares)		885,750
Series I Convertible Preferred Stock
Schedule of Reverse Recapitalization [Line Items]
Preferred stock, shares outstanding (in shares)		850,648
Convertible Preferred Stock, Settled For Unpaid Dividends
Schedule of Reverse Recapitalization [Line Items]
Preferred stock, shares outstanding (in shares)		35,102
Class A Common Stock
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)			40,087,785
Common stock, shares outstanding (in shares)			40,087,785
Common stock, par value (in dollars per share)			$ 0.0001
Class A Common Stock | Scenario 1
Schedule of Reverse Recapitalization [Line Items]
Shares issued (in shares)		32,206,458
Conversion ratio		1.8486
Class A Common Stock | Scenario 2
Schedule of Reverse Recapitalization [Line Items]
Shares issued (in shares)		2,214,375
Conversion ratio		2.5
Class A Common Stock | Banyan Acquisition Corporation
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)	1,485,000	3,665,000
Common stock, shares outstanding (in shares)	1,485,000	3,665,000
Shares forfeited (in shares)		2,768,750
Class A Common Stock | Banyan Acquisition Corporation
Schedule of Reverse Recapitalization [Line Items]
Conversion ratio		2.5
Class A Common Stock | Series I Investors
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)		507,025
Class A Common Stock | Banyan Redeemable Class A Common Stock Stockholders
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)		32,203
Class A Common Stock | Legacy Pinstripes Stockholders
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)		1,242,975
Class A Common Stock | Certain Investors, Banyan
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)		1,018,750
New Pinstripes Common Stock | Banyan Class A Common Stock Stockholders
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)		3,665,000
New Pinstripes Common Stock | Third Party
Schedule of Reverse Recapitalization [Line Items]
Issuance of common stock as payment for Legacy Pinstripes transaction costs incurred in connection with the reverse recapitalization (in shares)		50,000
Redeemable Class A Common Stock | Banyan Acquisition Corporation
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)		32,203
Common stock, shares outstanding (in shares)		32,203
Class B common stock | Banyan Acquisition Corporation
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)	345,000
Common stock, shares outstanding (in shares)	345,000
Sponsor Earnout Shares | Banyan Stockholders
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)	1,830,000
Target Earnout Shares | Legacy Pinstripes Stockholders
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)	5,000,000
EBITDA Earnout Shares | Legacy Pinstripes Stockholders
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued (in shares)	4,000,000